LONG-TERM INVESTMENTS (Details 4) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2015	Mar. 31, 2016
Available-for-sale investments
Available for sale investments carrying amount		$ 7,083
Shanghai Shenmin Medical Technology Company Limited
Available-for-sale investments
Percentage of equity interest acquired	20.00%
Cash consideration to acquire available-for-sale security	$ 1,897
HDF
Available-for-sale investments
Percentage of equity interest acquired	1.00%
Cash consideration to acquire available-for-sale security	$ 5,000
Unrecognized gain or loss recognized	$ 186